As filed with the Securities and Exchange Commission on May 14, 2025

File No. 333-282968

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 1	☒

(Check appropriate box or boxes)

AIM International Mutual Funds

(Invesco International Mutual Funds)

(Exact Name of Registrant as Specified in Charter)

11 Greenway Plaza, Houston, TX 77046-1173

(Address of Principal Executive Offices) (Number, Street, City, State, Zip Code)

(713) 626-1919

(Registrant’s Area Code and Telephone Number)

Melanie Ringold, Esquire

11 Greenway Plaza, Houston, TX 77046

(Name and address of Agent for Service)

Copy to:

Taylor V. Edwards, Esquire Invesco Advisers, Inc. 225 Liberty Street, 15th FL New York, NY 10281-1087	Matthew R. DiClemente, Esquire Mena M. Larmour, Esquire Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103-7018

Approximate Date of Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of securities being registered: Class A, Class C, Class R, Class R6 and Class Y shares of beneficial interest, without par value, of the Invesco EQV Asia Pacific Equity Fund, a series of the Registrant.

It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

Parts A and B of this Amendment are incorporated by reference to the electronic filing made on December 23, 2024, under Accession Number 0001193125-24-283282.

PART C

OTHER INFORMATION

Item 15. Indemnification.

Indemnification provisions for officers, trustees, and employees of the Registrant are set forth in Article VIII of the Registrant’s Fifth Amended and Restated Agreement and Declaration of Trust and Article VIII of its Bylaws and are hereby incorporated by reference. See Items 16(a) and (b) below. Under the Amended and Restated Agreement and Declaration of Trust, effective as of September 20, 2022, (i) Trustees or officers, when acting in such capacity, shall not be personally liable for any act, omission or obligation of the Registrant or any Trustee or officer except by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office with the Trust; (ii) every Trustee, officer, employee or agent of the Registrant shall be indemnified to the fullest extent permitted under the Delaware Statutory Trust Act, the Registrant’s Bylaws and other applicable law; (iii) in case any shareholder or former shareholder of the Registrant shall be held to be personally liable solely by reason of his being or having been a shareholder of the Registrant or any portfolio or class and not because of his acts or omissions or for some other reason, the shareholder or former shareholder (or his heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or general successor) shall be entitled, out of the assets belonging to the applicable portfolio (or allocable to the applicable class), to be held harmless from and indemnified against all loss and expense arising from such liability in accordance with the Bylaws and applicable law. The Registrant, on behalf of the affected portfolio (or class), shall upon request by the shareholder, assume the defense of any such claim made against the shareholder for any act or obligation of that portfolio (or class).

The Registrant and other investment companies and their respective officers and trustees are insured under a joint Mutual Fund Directors and Officers Liability Policy, issued by ICI Mutual Insurance Company and certain other domestic insurers, with limits up to $100,000,000 and an additional $50,000,000 of excess coverage (plus an additional $30,000,000 limit that applies to independent directors/trustees only).

Section 16 of the Master Investment Advisory Agreement between the Registrant and Invesco Advisers, Inc. (Invesco) provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties hereunder on the part of Invesco or any of its officers, directors or employees, that Invesco shall not be subject to liability to the Registrant or to any series of the Registrant, or to any shareholder of any series of the Registrant for any act or omission in the course of, or connected with, rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of any security. Any liability of Invesco to any series of the Registrant shall not automatically impart liability on the part of Invesco Advisers to any other series of the Registrant. No series of the Registrant shall be liable for the obligations of any other series of the Registrant.

Section 10 of the Master Intergroup Sub-Advisory Contract for Mutual Funds (the Sub-Advisory Contract) between Invesco, on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Canada Ltd, Invesco Hong Kong Limited and Invesco Senior Secured Management, Inc., and separate Sub-Advisory Agreements with each of Invesco Capital Management, LLC and OppenheimerFunds, Inc. (each a Sub-Adviser, collectively the Sub-Advisers) provides that the Sub-Adviser shall not be liable for any costs or liabilities arising from any error of judgment or mistake of law or any loss suffered by any series of the Registrant or the Registrant in connection with the matters to which the Sub-Advisory Contract relates except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Sub-Adviser in the performance by the Sub-Adviser of its duties or from reckless disregard by the Sub-Adviser of its obligations and duties under the Sub-Advisory Contract.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the Act) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16. Exhibits.

Exhibit Number	Description
(1)	(1)	(a)	Fifth Amended and Restated Agreement and Declaration of Trust of Registrant dated September 20, 2022. (33)

		(b)	Amendment No 1, effective February 10, 2023, to the Fifth Amended and Restated Declaration of Trust of Registrant dated September 20, 2022. (34)

		(c)	Amendment No 2, effective April 24, 2023, to the Fifth Amended and Restated Declaration of Trust of Registrant dated September 20, 2022. (34)

		(d)	Amendment No 3, effective July 28, 2023, to the Fifth Amended and Restated Declaration of Trust of Registrant dated September 20, 2022. (34)

		(e)	Amendment No 4, effective September 21, 2023, to the Fifth Amended and Restated Declaration of Trust of Registrant dated September 20, 2022. (34)

(2)			Bylaws, adopted effective September 20, 2022. (32)

(3)			Voting Trust Agreements – None

(4)			Agreement and Plan of Reorganization by and among the Registrant, on behalf of certain series portfolios, dated September 12, 2024. (35)

(5)			Articles II, VI, VII, VIII and IX of the Fifth Amended and Restated Agreement and Declaration of Trust and Articles IV, V and VI of the Second Amended and Restated Bylaws define rights of holders of shares.

(6)	(1)	(a)	Amended and Restated Master Investment Advisory Agreement, dated July 1, 2020, between the Registrant and Invesco Advisers, Inc. (15)

	(1)	(b)	Amendment No. 1, dated August 5, 2020, to the Amended and Restated Master Investment Advisory Agreement, dated July 1, 2020, between the Registrant and Invesco Advisers, Inc. (15)

	(1)	(c)	Amendment No. 2, dated September 30, 2020, to the Amended and Restated Master Investment Advisory Agreement, dated July 1, 2020, between the Registrant and Invesco Advisers, Inc. (15)

	(1)	(d)	Amendment No. 3, dated December 22, 2020, to the Amended and Restated Master Investment Advisory Agreement, dated July 1, 2020, between the Registrant and Invesco Advisers, Inc. (15)

	(1)	(e)	Amendment No. 4, dated February 28, 2022, to the Amended and Restated Master Investment Advisory Agreement, dated July 1, 2020, between the Registrant and Invesco Advisers, Inc. (32)

	(1)	(f)	Amendment No. 5, dated February 10, 2023, to the Amended and Restated Master Investment Advisory Agreement, dated July 1, 2020, between the Registrant and Invesco Advisers, Inc. (32)

	(1)	(g)	Amendment No. 6, dated April 24, 2023, to the Amended and Restated Master Investment Advisory Agreement, dated July 1, 2020, between the Registrant and Invesco Advisers, Inc. (32)

	(1)	(h)	Amendment No. 7, dated July 28, 2023, to the Amended and Restated Master Investment Advisory Agreement, dated July 1, 2020, between the Registrant and Invesco Advisers, Inc. (32)

	(1)	(i)	Amendment No. 8, dated September 21, 2023, to the Amended and Restated Master Investment Advisory Agreement, dated July 1, 2020, between the Registrant and Invesco Advisers, Inc. (32)

	(1)	(j)	Amendment No. 9, dated September 11, 2024, to the Amended and Restated Master Investment Advisory Agreement, dated July 1, 2020, between the Registrant and Invesco Advisers, Inc. (34)

	(2)	(a)	Amended and Restated Master Intergroup Sub-Advisory Contract for Mutual Funds, dated July 1, 2020 between Invesco Advisers, Inc. on behalf of Registrant, and each of Invesco Canada Ltd., Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Ltd., Invesco Hong Kong Limited and Invesco Senior Secured Management, Inc. (15)

	(2)	(b)	Amendment No. 1, dated August 5, 2020, to the Amended and Restated Master Intergroup Sub-Advisory Contract for Mutual Funds, dated July 1, 2020 between Invesco Advisers, Inc. on behalf of Registrant, and each of Invesco Canada Ltd., Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Ltd., Invesco Hong Kong Limited and Invesco Senior Secured Management, Inc. (15)

	(2)	(c)	Amendment No. 2, dated September 30, 2020, to the Amended and Restated Master Intergroup Sub-Advisory Contract for Mutual Funds, dated July 1, 2020 between Invesco Advisers, Inc. on behalf of Registrant, and each of Invesco Canada Ltd., Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Ltd., Invesco Hong Kong Limited and Invesco Senior Secured Management, Inc. (15)

	(2)	(d)	Amendment No. 3, dated December 22, 2020, to the Amended and Restated Master Intergroup Sub-Advisory Contract for Mutual Funds, dated July 1, 2020 between Invesco Advisers, Inc. on behalf of Registrant, and each of Invesco Canada Ltd., Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Ltd., Invesco Hong Kong Limited and Invesco Senior Secured Management, Inc. (15)

	(2)	(e)	Amendment No. 4, dated February 28, 2022, to the Amended and Restated Master Intergroup Sub-Advisory Contract for Mutual Funds, dated July 1, 2020 between Invesco Advisers, Inc. on behalf of Registrant, and each of Invesco Canada Ltd., Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Ltd., Invesco Hong Kong Limited and Invesco Senior Secured Management, Inc. (32)

(2)	(f)	Amendment No. 5, dated February 10, 2023, to the Amended and Restated Master Intergroup Sub-Advisory Contract for Mutual Funds, dated July 1, 2020 between Invesco Advisers, Inc. on behalf of Registrant, and each of Invesco Canada Ltd., Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Ltd., Invesco Hong Kong Limited and Invesco Senior Secured Management, Inc. (32)

(2)	(g)	Amendment No. 6, dated April 24, 2023, to the Amended and Restated Master Intergroup Sub-Advisory Contract for Mutual Funds, dated July 1, 2020 between Invesco Advisers, Inc. on behalf of Registrant, and each of Invesco Canada Ltd., Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Ltd., Invesco Hong Kong Limited and Invesco Senior Secured Management, Inc. (32)

(2)	(h)	Amendment No. 7, dated March 16, 2023, to the Amended and Restated Master Intergroup Sub-Advisory Contract for Mutual Funds, dated July 1, 2020 between Invesco Advisers, Inc. on behalf of Registrant, and each of Invesco Canada Ltd., Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Ltd., Invesco Hong Kong Limited and Invesco Senior Secured Management, Inc. (32)

(2)	(i)	Amendment No. 8, dated September 21, 2023, to the Amended and Restated Master Intergroup Sub-Advisory Contract for Mutual Funds, dated July 1, 2020 between Invesco Advisers, Inc. on behalf of Registrant, and each of Invesco Canada Ltd., Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Ltd., Invesco Hong Kong Limited and Invesco Senior Secured Management, Inc. (32)

(3)	(a)	Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management LLC dated July 1, 2020.(12)

(3)	(b)	Amendment No. 1, dated August 5, 2020, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management LLC dated July 1, 2020.(13)

(3)	(c)	Amendment No. 2, dated September 4, 2020, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management LLC dated July 1, 2020.(13)

(3)	(d)	Amendment No. 3, dated October 9, 2020, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management LLC dated July 1, 2020.(13)

(3)	(e)	Amendment No. 4, dated December 22, 2020, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management LLC dated July 1, 2020.(15)

(3)	(f)	Amendment No. 5, dated February 18, 2021, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management LLC dated July 1, 2020.(16)

(3)	(g)	Amendment No. 6, dated March 31, 2021, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management LLC dated July 1, 2020.(17)

(3)	(h)	Amendment No. 7, dated August 2, 2021, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management LLC dated July 1, 2020.(18)

(3)	(i)	Amendment No. 8, dated August 2, 2021, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management, LLC dated July 1, 2020. (20)

(3)	(j)	Amendment No. 9, dated February 28, 2022, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management, LLC dated July 1, 2020. (20)

(3)	(k)	Amendment No. 10, dated April 29, 2022, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management, LLC dated July 1, 2020. (20)

(3)	(l)	Amendment No. 11, dated September 28, 2022, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management, LLC dated July 1, 2020. (21)

(3)	(m)	Amendment No. 12, dated January 23, 2023, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management LLC dated July 1, 2020. (24)

(3)	(n)	Amendment No. 13 dated February 13, 2023, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management LLC dated July 1, 2020. (23)

(3)	(o)	Amendment No. 14 dated April 24, 2023, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management LLC dated July 1, 2020. (25)

(3)	(p)	Amendment No. 15 dated June 14, 2023, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management LLC dated July 1, 2020. (25)

(3)	(q)	Amendment No. 16, dated September 21, 2023, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management LLC dated July 1, 2020. (26)

(3)	(r)	Amendment No. 17, dated December 1, 2023, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management LLC dated July 1, 2020. (32)

(3)	(s)	Amendment No. 18, dated December 19, 2023, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management LLC dated July 1, 2020. (32)

(3)	(t)	Amendment No. 19, dated April 29, 2024, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management LLC dated July 1, 2020. (36)

(3)	(u)	Amendment No. 20, dated September 10, 2024, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management LLC dated July 1, 2020. (37)

(3)	(v)	Amendment No. 21, dated December 19, 2023, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management LLC dated July 1, 2020. (34)

(4)	(a)	Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited dated July 1, 2020.(13)

(4)	(b)	Amendment No. 1, dated August 5, 2020, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited dated July 1, 2020.(13)

(4)	(c)	Amendment No. 2, dated September 4, 2020, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited dated July 1, 2020.(13)

(4)	(d)	Amendment No. 3, dated October 9, 2020, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited dated July 1, 2020.(13)

(4)	(e)	Amendment No. 4, dated December 22, 2020, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited dated July 1, 2020.(15)

(4)	(f)	Amendment No. 5, dated February 18, 2021, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited dated July 1, 2020.(16)

(4)	(g)	Amendment No. 6, dated March 31, 2021, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited dated July 1, 2020.(17)

(4)	(h)	Amendment No. 7, dated August 2, 2021, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited dated July 1, 2020.(18)

(4)	(i)	Amendment No. 8, dated August 2, 2021, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited, dated July 1, 2020. (20)

(4)	(j)	Amendment No. 9, dated February 28, 2022, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited, dated July 1, 2020. (20)

(4)	(k)	Amendment No. 10, dated April 29, 2022, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited, dated July 1, 2020. (20)

(4)	(l)	Amendment No. 11, dated September 28, 2022, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited, dated July 1, 2020. (21)

(4)	(m)	Amendment No. 12 dated January 23, 2023, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited, dated July 1, 2020. (24)

(4)	(n)	Amendment No. 13 dated February 13, 2023, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited, dated July 1, 2020. (23)

(4)	(o)	Amendment No. 14 dated April 24, 2023, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited, dated July 1, 2020. (25)

(4)	(p)	Amendment No. 15 dated March 16, 2023, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited, dated July 1, 2020. (26)

(4)	(q)	Amendment No. 16 dated September 21, 2023, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited, dated July 1, 2020. (26)

(4)	(r)	Amendment No. 17 dated December 1, 2023, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited, dated July 1, 2020. (32)

(4)	(s)	Amendment No. 18 dated December 19, 2023, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited, dated July 1, 2020. (32)

(4)	(t)	Amendment No. 19, dated April 29, 2024, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc and Invesco Asset Management (India) Private Limited dated July 1, 2020. (36)

(4)	(u)	Amendment No. 20 September 10, 2024, dated, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc and Invesco Asset Management (India) Private Limited dated July 1, 2020. (37)

(4)	(v)	Amendment No. 21, dated September 10, 2024, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc and Invesco Asset Management (India) Private Limited dated July 1, 2020. (34)

(4)	(w)	Termination Agreement dated December 25, 2024, with respect to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc and Invesco Asset Management (India) Private Limited dated July 1, 2020. (34)

	(5)	(a)	Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and OppenheimerFunds, Inc. dated July 1, 2020.(12)

	(5)	(b)	Amendment No. 1, dated September 4, 2020, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and OppenheimerFunds, Inc. dated July 1, 2020.(14)

	(5)	(c)	Amendment No. 2, dated March 31, 2021, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and OppenheimerFunds, Inc. dated July 1, 2020.(17)

	(5)	(d)	Amendment No. 3, dated April 23, 2021, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and OppenheimerFunds, Inc. dated July 1, 2020.(17)

	(5)	(e)	Amendment No. 4, dated March 16, 2023, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and OppenheimerFunds, Inc. dated July 1, 2020. (26)

	(5)	(f)	Amendment No. 5, dated December 1, 2023, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and OppenheimerFunds, Inc. dated July 1, 2020. (32)

	(5)	(g)	Amendment No. 6, dated December 19, 2023, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and OppenheimerFunds, Inc. dated July 1, 2020. (32)

	(5)	(h)	Amendment No. 7, dated April 29, 2024, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and OppenheimerFunds, Inc. dated July 1, 2020. (36)

	(5)	(i)	Amendment No. 8, dated September 10, 2024, to the Amended and Restated Sub-Advisory Contract between Invesco Advisers, Inc. and OppenheimerFunds, Inc. dated July 1, 2020. (37)

	(5)	(j)	Amendment No. 9, dated September 10, 2024, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and OppenheimerFunds, Inc. dated July 1, 2020. (34)

(7)	(1)	(a)	Amended and Restated Master Distribution Agreement between the Registrant and Invesco Distributors, Inc. dated July 1, 2020.(12)

	(1)	(b)	Amendment No.1, dated August 5, 2020, to the Amended and Restated Master Distribution Agreement between the Registrant and Invesco Distributors, Inc. dated July 1, 2020.(13)

	(1)	(c)	Amendment No. 2, dated September 4, 2020, to the Amended and Restated Master Distribution Agreement between the Registrant and Invesco Distributors, Inc. dated July 1, 2020.(13)

	(1)	(d)	Amendment No. 3, dated October 9, 2020, to the Amended and Restated Master Distribution Agreement between the Registrant and Invesco Distributors, Inc. dated July 1, 2020.(13)

	(1)	(e)	Amendment No. 4, dated December 22, 2020, to the Amended and Restated Master Distribution Agreement between the Registrant and Invesco Distributors, Inc. dated July 1, 2020.(11)

	(1)	(f)	Amendment No. 5, dated February 18, 2021, to the Amended and Restated Master Distribution Agreement between the Registrant and Invesco Distributors, Inc. dated July 1, 2020.(16)

	(1)	(g)	Amendment No. 6, dated March 31, 2021, to the Amended and Restated Master Distribution Agreement between the Registrant and Invesco Distributors, Inc. dated July 1, 2020.(17)

	(1)	(h)	Amendment No. 7, dated August 2, 2021, to the Amended and Restated Master Distribution Agreement between the Registrant and Invesco Distributors, Inc. dated July 1, 2020. (20)

	(1)	(i)	Amendment No. 8, dated August 2, 2021, to the Amended and Restated Master Distribution Agreement, dated July 1, 2020, by and between the Registrant and Invesco Distributors, Inc. (20)

	(1)	(j)	Amendment No. 9, dated February 28, 2022, to the Amended and Restated Master Distribution Agreement, dated July 1, 2020, by and between the Registrant and Invesco Distributors, Inc. (20)

	(1)	(k)	Amendment No. 10, dated April 29, 2022, to the Amended and Restated Master Distribution Agreement, dated July 1, 2020, by and between the Registrant and Invesco Distributors, Inc. (20)

	(1)	(l)	Amendment No. 11, dated September 28, 2022, to the Amended and Restated Master Distribution Agreement, dated July 1, 2020, by and between the Registrant and Invesco Distributors, Inc. (21)

	(1)	(m)	Amendment No. 12, dated January 23, 2023, to the Amended and Restated Master Distribution Agreement, dated July 1, 2020, by and between the Registrant and Invesco Distributors, Inc. (24)

	(1)	(n)	Amendment No. 13, dated February 10, 2023, to the Amended and Restated Master Distribution Agreement, dated July 1, 2020, by and between the Registrant and Invesco Distributors, Inc. (24)

	(1)	(o)	Amendment No. 14, dated February 21, 2023, to the Amended and Restated Master Distribution Agreement, dated July 1, 2020, by and between the Registrant and Invesco Distributors, Inc. (23)

	(1)	(p)	Amendment No. 15, dated April 24, 2023, to the Amended and Restated Master Distribution Agreement, dated July 1, 2020, by and between the Registrant and Invesco Distributors, Inc. (25)

	(1)	(q)	Amendment No. 16, dated June 14, 2023, to the Amended and Restated Master Distribution Agreement, dated July 1, 2020, by and between the Registrant and Invesco Distributors, Inc. (25)

	(1)	(r)	Amendment No. 17, dated September 21, 2023, to the Amended and Restated Master Distribution Agreement, dated July 1, 2020, by and between the Registrant and Invesco Distributors, Inc. (26)

	(1)	(s)	Amendment No. 18, dated December 1, 2023, to the Amended and Restated Master Distribution Agreement, dated July 1, 2020, by and between the Registrant and Invesco Distributors, Inc. (32)

	(1)	(t)	Amendment No. 19, dated December 19, 2023, to the Amended and Restated Master Distribution Agreement, dated July 1, 2020, by and between the Registrant and Invesco Distributors, Inc. (32)

	(1)	(u)	Amendment No. 20, dated December 19, 2023, to the Amended and Restated Master Distribution Agreement, dated July 1, 2020, by and between the Registrant and Invesco Distributors, Inc. (32)

	(1)	(v)	Amendment No. 21, dated April 29, 2024, to the Amended and Restated Master Distribution Agreement, dated July 1, 2020, by and between the Registrant and Invesco Distributors, Inc. (33)

	(1)	(w)	Amendment No. 22, dated August 28, 2024, to the Amended and Restated Master Distribution Agreement, dated July 1, 2020, by and between the Registrant and Invesco Distributors, Inc. (33)

	(1)	(x)	Amendment No. 23, dated September 10, 2024, to the Amended and Restated Master Distribution Agreement, dated July 1, 2020, by and between the Registrant and Invesco Distributors, Inc. (37)

	(1)	(y)	Amendment No. 24, dated September 11, 2024, to the Amended and Restated Master Distribution Agreement, dated July 1, 2020, by and between the Registrant and Invesco Distributors, Inc. (34)

	(1)	(z)	Amendment No. 25, dated September 10, 2024, to the Amended and Restated Master Distribution Agreement, dated July 1, 2020, by and between the Registrant and Invesco Distributors, Inc. (34)

	(2)		Form of Selected Dealer Agreement between Invesco Aim Distributors, Inc. and selected dealers. (4)

	(3)		Form of Bank Selling Group Agreement between Invesco Aim Distributors, Inc. and banks. (4)

(8)	(1)		Form of Invesco Funds Retirement Plan for Eligible Directors/Trustees, as approved by the Board of Directors/Trustees on December 31, 2013. (6)

	(2)	(a)	Form of Invesco Funds Trustee Deferred Compensation Agreement, as approved by the Board/Trustees on December 31, 2011. (7)

	(2)	(b)	Form of Amendment to Form of Invesco Funds Trustee Deferred Compensation Agreement. (8)

(9)	(1)		Master Custodian Agreement between Registrant and State Street Bank and Trust dated June 1, 2018. (10)

	(2)		Foreign Assets Delegation Agreement, dated November 6, 2006, between A I M Advisors, Inc. and Registrant. (3)

(10)	(1)	(a)	Fifth Amended and Restated Distribution and Service Plan (Compensation), effective July 1, 2022. (27)

	(1)	(b)	Amendment No. 1, dated September 28, 2022, to the Fifth Amended and Restated Distribution and Service Plan (Compensation), effective July 1, 2022. (27)

	(1)	(c)	Amendment No. 2, dated January 23, 2023, to the Fifth Amended and Restated Distribution and Service Plan (Compensation), effective July 1, 2022. (27)

	(1)	(d)	Amendment No. 3, dated February 10, 2023, to the Fifth Amended and Restated Distribution and Service Plan (Compensation), effective July 1, 2022. (27)

	(1)	(e)	Amendment No. 4 dated April 24, 2023, to the Fifth Amended and Restated Distribution and Service Plan (Compensation), effective July 1, 2022. (28)

	(1)	(f)	Amendment No. 5 dated March 16, 2023, to the Fifth Amended and Restated Distribution and Service Plan (Compensation), effective July 1, 2022. (28)

	(1)	(g)	Amendment No. 6 dated September 21, 2023, to the Fifth Amended and Restated Distribution and Service Plan (Compensation), effective July 1, 2022. (26)

	(1)	(h)	Amendment No. 7 dated December 19, 2023, to the Fifth Amended and Restated Distribution and Service Plan (Compensation), effective July 1, 2022. (32)

	(1)	(i)	Amendment No. 8 dated April 29, 2024, to the Fifth Amended and Restated Distribution and Service Plan (Compensation), effective July,1 2022. (33)

	(1)	(j)	Amendment No. 9 dated August 28, 2024, to the Fifth Amended and Restated Distribution and Service Plan (Compensation), effective July 1, 2022. (33)

	(1)	(k)	Amendment No. 10 dated September 11, 2024, to the Fifth Amended and Restated Distribution and Service Plan (Compensation), effective July 1, 2022. (37)

	(1)	(l)	Amendment No. 11 dated September 10, 2024, to the Fifth Amended and Restated Distribution and Service Plan (Compensation), effective July 1, 2022. (37)

	(1)	(m)	Amendment No. 12 dated September 10, 2024, to the Fifth Amended and Restated Distribution and Service Plan (Compensation), effective July 1, 2022. (34)

	(2)	(a)	Fourth Amended and Restated Distribution and Service Plan (Reimbursement), effective July 1, 2022. (22)

	(2)	(b)	Amendment No. 1, dated February 10, 2023, to the Fourth Amended and Restated Distribution and Service Plan (Reimbursement), effective July 1, 2022. (27)

	(2)	(c)	Amendment No. 2, dated September 11, 2024, to the Fourth Amended and Restated Distribution and Service Plan (Reimbursement), effective July 1, 2022. (33)

	(2)	(d)	Amendment No. 3, dated September 11, 2024, to the Fourth Amended and Restated Distribution and Service Plan (Reimbursement), effective July 1, 2022. (34)

	(3)	(a)	Second Amended and Restated Service Plan (Reimbursement), effective July 1, 2022. (22)

	(3)	(b)	Amendment No. 1 dated March 16, 2023, to the Second Amended and Restated Service Plan (Reimbursement), effective July 1, 2022. (29)

	(3)	(c)	Amendment No. 2, dated September 11, 2024, to the Fourth Amended and Restated Distribution and Service Plan (Reimbursement), effective July 1, 2022. (33)

	(3)	(d)	Amendment No. 3 dated September 10, 2024, to the Second Amended and Restated Service Plan (Reimbursement), effective July 1, 2022. (37)

	(4)		Amended and Restated Multiple Class Plan of the Invesco Family of Funds® effective March 26, 2024. (30)

(11)			Opinion and Consent of Stradley Ronon Stevens & Young, LLP. (34)

(12)			Opinion of Stradley Ronon Stevens & Young, LLP supporting the tax matters and consequences to shareholders. (*)

(13)	(1)	(a)	Fifth Amended and Restated Transfer Agency and Service Agreement, dated July 1, 2020, between Registrant and Invesco Investment Services, Inc.(15)

	(1)	(b)	Amendment No. 1, dated July 1, 2021, to the Fifth Amended and Restated Transfer Agency and Service Agreement between the Registrant and Invesco Investment Services, Inc. dated July 1, 2020. (19)

	(2)	(a)	Second Amended and Restated Master Administrative Services Agreement, dated July 1, 2020, between Invesco Advisers, Inc. and Registrant. (15)

	(2)	(b)	Amendment No. 1, dated August 5, 2020, to the Second Amended and Restated Master Administrative Services Agreement, dated July 1, 2020, between Invesco Advisers, Inc. and Registrant. (15)

	(2)	(c)	Amendment No. 2, dated September 30, 2020, to the Second Amended and Restated Master Administrative Services Agreement, dated July 1, 2020, between Invesco Advisers, Inc. and Registrant. (15)

	(2)	(d)	Amendment No. 3, dated December 22, 2020, to the Second Amended and Restated Master Administrative Services Agreement, dated July 1, 2020, between Invesco Advisers, Inc. and Registrant. (15)

	(2)	(e)	Amendment No. 4, dated February 28, 2022, to the Second Amended and Restated Master Administrative Services Agreement, dated July 1, 2020, between Invesco Advisers, Inc. and Registrant. (32)

	(2)	(f)	Amendment No. 5, dated February 10, 2023, to the Second Amended and Restated Master Administrative Services Agreement, dated July 1, 2020, between Invesco Advisers, Inc. and Registrant. (32)

	(2)	(g)	Amendment No. 6, dated April 24, 2023, to the Second Amended and Restated Master Administrative Services Agreement, dated July 1, 2020, between Invesco Advisers, Inc. and Registrant. (32)

	(2)	(h)	Amendment No. 7, dated June 14, 2023, to the Second Amended and Restated Master Administrative Services Agreement, dated July 1, 2020, between Invesco Advisers, Inc. and Registrant. (32)

	(2)	(i)	Amendment No. 8, dated September 21, 2023, to the Second Amended and Restated Master Administrative Services Agreement, dated July 1, 2020, between Invesco Advisers, Inc. and Registrant. (32)

	(3)		Shareholder Sub-Accounting Services Agreement, dated as of October 1, 1993, among the Registrant, First Data Investor Services Group (formerly The Shareholder Services Group, Inc.), Financial Data Services, Inc. and Merrill Lynch Pierce Fenner & Smith, Inc.(1)

	(4)		Eighth Amended and Restated Memorandum of Agreement, regarding securities lending, dated July 1, 2014, between Registrant and Invesco Advisers, Inc.(7)

	(5)		Memorandum of Agreement, dated December 10, 2024, regarding expense limitations, between Registrant and Invesco Advisers, Inc. (37)

	(6)		Memorandum of Agreement, dated December 10, 2024, regarding advisory fee waivers and affiliated money market fund waivers, between Registrant and Invesco Advisers, Inc. (37)

	(7)		Interfund Lending Agreement, dated December 12, 2016, between Registrant and Invesco Advisers, Inc. (9)

	(8)		Form of Rule 12d1-4 Fund of Funds Investment Agreement. (19)

(14)			Consent of PricewaterhouseCoopers LLP. (34)

(15)			Omitted Financial Statements – Not Applicable.

(16)			Powers of Attorney. (*)

(17)	(1)		Code of Ethics and Personal Trading Policy for North America dated January 2025 relating to Invesco Advisers, Inc., Invesco Canada Ltd., Invesco Senior Secured Management and Invesco Capital Management, LLC. (38)

	(2)		Code of Ethics and Personal Trading Policy for EMEA dated January 2025, relating to Invesco Asset Management Limited and Invesco Asset Management Deutschland (GmbH). (38)

	(3)		Code of Ethics and Personal Trading Policy for APAC, dated January 2025, relating to Invesco Asset Management (Japan) Limited and Invesco Hong Kong Limited. (38)

(1)	Incorporated by reference to PEA No. 9, filed on February 28, 1996.

(2)	Incorporated by reference to PEA No. 14, filed on February 20, 1998.

(3)	Incorporated by reference to PEA No. 39, filed on February 6, 2008.

(4)	Incorporated by reference to PEA No. 43, filed on December 18, 2009.

(5)	Incorporated by reference to PEA No. 58, filed on February 26, 2013.

(6)	Incorporated by reference to PEA No. 60, filed on February 26, 2014.

(7)	Incorporated by reference to PEA No. 62, filed on February 25, 2015.

(8)	Incorporated by reference to PEA No. 66, filed on February 24, 2016.

(9)	Incorporated by reference to PEA No. 70, filed on February 24, 2017.

(10)	Incorporated by reference to PEA No. 82, filed on February 27, 2019.

(11)	Incorporated by reference to PEA No. 191 to AIM Investment Funds (Invesco Investment Funds) Registration Statement on Form N-1A, filed on February 22, 2021.

(12)	Incorporated by reference to PEA No. 137 to AIM Counselor Series Trust (Invesco Counselor Series Trust) Registration Statement on Form N-1A, filed on August 21, 2020.

(13)	Incorporated by reference to PEA No. 139 to AIM Counselor Series Trust (Invesco Counselor Series Trust) Registration Statement on Form N-1A, filed on October 9, 2020.

(14)	Incorporated by reference to PEA No. 143 to AIM Counselor Series Trust (Invesco Counselor Series Trust) Registration Statement on Form N-1A, filed on December 11, 2020.

(15)	Incorporated by reference to PEA No. 101, filed on February 26, 2021.

(16)	Incorporated by reference to PEA No. 192 to AIM Investment Funds (Invesco Investment Funds) Registration Statement on Form N-1A, filed on March 30, 2021.

(17)	Incorporated by reference to PEA No. 163 to AIM Growth Series (Invesco Growth Series) Registration Statement on Form N-1A, filed on April 30, 2021.

(18)	Incorporated by reference to PEA No. 85 to AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Registration Statement on Form N-1A, filed on September 8, 2021.

(19)	Incorporated by reference to PEA No. 102, filed on February 25, 2022.

(20)	Incorporated by reference to PEA No. 105 to AIM Investment Securities Funds (Invesco Investment Securities Funds) Registration Statement on Form N-1A, filed on June 27, 2022.

(21)	Incorporated by reference to PEA No. 174 to AIM Counselor Series Trust (Invesco Counselor Series Trust) Registration Statement on Form N-1A, filed on December 15, 2022.

(22)	Incorporated by reference to PEA No. 121 to AIM Sector Funds (Invesco Sector Funds) Registration Statement on Form N-1A, filed on August 25, 2022.

(23)	Incorporated by reference to PEA No. 177 to AIM Counselor Series Trust (Invesco Counselor Series Trust) Registration Statement on Form N-1A, filed on February 21, 2023.

(24)	Incorporated herein by reference to Post-Effective Amendment No. 195 to AIM Investment Funds (Invesco Investment Funds) Registration Statement on Form N-1A, filed on February 28, 2023.

(25)

Incorporated herein by reference to Post-Effective Amendment No. 108 to AIM Investment Securities Funds (Invesco Investment Securities Funds) Registration Statement on Form N-1A, filed on June 27, 2023.

(26)	Incorporated herein by reference to Post-Effective Amendment No. 189 to AIM Counselor Series Trust (Invesco Counselor Series Trust) Registration Statement on Form N-1A, filed on December 14, 2023.

(27)	Incorporated herein by reference to Post-Effective Amendment No. 143 to AIM Equity Funds (Invesco Equity Funds) Registration Statement on Form N-1A, filed on February 28, 2023.

(28)	Incorporated herein by reference to Post-Effective Amendment No. 122 to AIM Sector Funds (Invesco Sector Funds) Registration Statement on Form N-1A, filed on August 25, 2023.

(29)	Incorporated by reference to Post-Effective Amendment No. 95 to AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) Registration Statement on Form N-1A, filed on June 27, 2023.

(30)	Incorporated by reference to Post-Effective Amendment No. 94 to Short-Term Investments Trust Registration Statement on Form N-1A on March 28, 2024.

(31)	Incorporated by reference to PEA No. 109 to AIM Investment Securities Funds (Invesco Investment Securities Funds) Registration Statement on Form N-1A, filed on June 28, 2024.

(32)	Incorporated by reference to PEA No. 104, filed on February 27, 2024.

(33)	Incorporated by reference to PEA No. 105, filed on October 10, 2024.

(34)	Incorporated by reference to PEA No. 107, filed on February 27, 2024.

(35)	Incorporated herein by reference to the definitive materials on Form N-14, filed electronically on November 1, 2024.

(36)	Incorporated herein by reference to Post-Effective Amendment No. 198 to AIM Investment Funds (Invesco Investment Funds) Registration Statement on Form N-1A, filed on March 27, 2024.

(37)	Incorporated by reference to Post-Effective Amendment No. 203 to AIM Counselor Series Trust (Invesco Counselor Series Trust) Registration Statement on Form N-1A on December 19, 2024.

(38)	Incorporated by reference to Pre-Effective Amendment No. 1 to Invesco Senior Income Trust Registration Statement of Form N-2, filed on February 7, 2025.

(*)	Filed herewith electronically.

Item 17. Undertakings.

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CRF 203.145c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Houston and State of Texas on the 14th day of May, 2025.

AIM INTERNATIONAL MUTUAL FUNDS (INVESCO INTERNATIONAL MUTUAL FUNDS)

By:	/s/ Glenn Brightman
(Glenn Brightman)
Title:	President

Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons in the capacities indicated on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Glenn Brightman (Glenn Brightman)	President (Principal Executive Officer)	May 14, 2025

/s/ Beth Ann Brown* (Beth Ann Brown)	Chair and Trustee	May 14, 2025

/s/ Carol Deckbar* (Carol Deckbar)	Trustee	May 14, 2025

/s/ Cynthia Hostetler* (Cynthia Hostetler)	Trustee	May 14, 2025

/s/ Eli Jones* (Eli Jones)	Trustee	May 14, 2025

/s/ Elizabeth Krentzman* (Elizabeth Krentzman)	Trustee	May 14, 2025

/s/ Jeffrey H. Kupor* (Jeffrey H. Kupor)	Trustee	May 14, 2025

/s/ Anthony J. LaCava, Jr.* (Anthony J. LaCava, Jr.)	Trustee	May 14, 2025

/s/ James Liddy* (James Liddy)	Trustee	May 14, 2025

/s/ Prema Mathai-Davis* (Prema Mathai-Davis)	Trustee	May 14, 2025

/s/ Joel W. Motley* (Joel W. Motley)	Trustee	May 14, 2025

/s/ Edward Perkin* (Edward Perkin)	Trustee	May 14, 2025

/s/ Teresa M. Ressel* (Teresa M. Ressel)	Trustee	May 14, 2025

/s/ Douglas Sharp* (Douglas Sharp)	Trustee	May 14, 2025

/s/ Daniel S. Vandivort* (Daniel S. Vandivort)	Trustee	May 14, 2025

SIGNATURE	TITLE	DATE

/s/ Adrien Deberghes	Vice President & Treasurer	May 14, 2025
(Adrien Deberghes)	(Principal Financial Officer)

/s/ Glenn Brightman		May 14, 2025
(Glenn Brightman)
Attorney-In-Fact

*	Glenn Brightman, pursuant to powers of attorney dated May 6, 2025, filed electronically herewith.

EXHIBIT INDEX

(12)	Opinion of Stradley Ronon Stevens & Young, LLP supporting the tax matters and consequences to shareholders.

(16)	Powers of Attorney